Segments - Schedule of ING Group Total (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Underlying income
- Net interest income	€ 6,896	€ 6,860
- Net fee and commission income	1,386	1,377
Total Income	8,148	8,883
Underlying expenditure
- Additions to loan loss provision	416	200
Total expenses	5,654	5,232
Result before tax	2,493	3,651
Taxation	740	995
Non-controlling interests	47	51
Net result	1,707	2,605
Net result IFRS (continuing operations)	1,754	2,656
Underlying [member]
Underlying income
Total Income	9,241	8,940
Underlying expenditure
- Operating expenses	5,654	5,232
Taxation	983	1,021
Non-controlling interests	47	51
Net result	2,556	2,636
Insurance other [member]
Underlying income
Total Income		18
Underlying expenditure
Net result		19
Adjustment of the EU IAS 39 carve out [Member]
Underlying income
Total Income	1,093	75
Underlying expenditure
Taxation	243	26
Net result	850	50
ING Group [member]
Underlying expenditure
Net result	1,707	2,605
Net result IFRS (continuing operations)		2,605
ING Group [member] | Underlying [member]
Underlying income
- Net interest income	6,953	6,845
- Net fee and commission income	1,386	1,378
- Total investment and other income	902	717
Total Income	9,241	8,940
Underlying expenditure
- Operating expenses	5,238	5,032
- Additions to loan loss provision	416	200
Total expenses	5,654	5,232
Result before tax	3,586	3,708
Taxation	983	1,021
Non-controlling interests	47	51
Net result	2,556	2,636
ING Group [member] | Special items [member]
Underlying expenditure
Net result	0
ING Group [member] | Insurance other [member]
Underlying expenditure
Net result	0	19
ING Group [member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result	(850)	(50)
ING Group [member] | ING Bank N.V. [member]
Underlying expenditure
Net result	1,739	2,587
Net result IFRS (continuing operations)		2,587
ING Group [member] | ING Bank N.V. [member] | Underlying [member]
Underlying income
- Net interest income	6,950	6,864
- Net fee and commission income	1,386	1,379
- Total investment and other income	896	711
Total Income	9,232	8,953
Underlying expenditure
- Operating expenses	5,226	5,040
- Additions to loan loss provision	416	200
Total expenses	5,643	5,240
Result before tax	3,590	3,713
Taxation	954	1,026
Non-controlling interests	47	51
Net result	2,589	2,636
ING Group [member] | ING Bank N.V. [member] | Divestments [member]
Underlying expenditure
Net result IFRS (continuing operations)	0
ING Group [member] | ING Bank N.V. [member] | Special items [member]
Underlying expenditure
Net result	0
ING Group [member] | ING Bank N.V. [member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result	(850)	(50)
ING Group [member] | Other banking [member]
Underlying expenditure
Net result	(32)	(1)
Net result IFRS (continuing operations)		(1)
ING Group [member] | Other banking [member] | Underlying [member]
Underlying income
- Net interest income	3	(19)
- Net fee and commission income	0	0
- Total investment and other income	6	6
Total Income	9	(13)
Underlying expenditure
- Operating expenses	12	(7)
- Additions to loan loss provision	0	0
Total expenses	12	(7)
Result before tax	(3)	(5)
Taxation	29	(5)
Net result	(32)	(1)
ING Group [member] | Total Banking [member]
Underlying expenditure
Net result	1,707	2,586
Net result IFRS (continuing operations)		2,586
ING Group [member] | Total Banking [member] | Underlying [member]
Underlying income
- Net interest income	6,953	6,845
- Net fee and commission income	1,386	1,378
- Total investment and other income	902	717
Total Income	9,241	8,940
Underlying expenditure
- Operating expenses	5,238	5,032
- Additions to loan loss provision	416	200
Total expenses	5,654	5,232
Result before tax	3,586	3,708
Taxation	983	1,021
Non-controlling interests	47	51
Net result	2,556	2,636
ING Group [member] | Total Banking [member] | Special items [member]
Underlying expenditure
Net result	0
ING Group [member] | Total Banking [member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result	€ (850)	(50)
ING Group [member] | Legacy insurance [member]
Underlying expenditure
Net result		19
Net result IFRS (continuing operations)		19
ING Group [member] | Legacy insurance [member] | Insurance other [member]
Underlying expenditure
Net result		€ 19